Segment Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2017 TWD ($) Segment	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of major customers [line items]
Operating segment | Segment	2	2
Reportable segment | Segment	1	1
Operating Revenues	$ 2,818,974	$ 83,554,385	$ 85,111,913	$ 82,839,922
Customer A [member]
Disclosure of major customers [line items]
Operating Revenues | $		17,091,540	15,979,382	15,096,281
Customer B [member]
Disclosure of major customers [line items]
Operating Revenues | $		$ 8,405,084	$ 11,794,072	$ 10,053,063